Satterlee Stephens Burke & Burke llp
230 PARK AVENUE
NEW YORK, NY 10169-0079
(212) 818 9200

47 MAPLE STREET	FAX (212) 818-9606/7
SUMMIT, NJ 07901	www.ssb.com
(908) 277-2221
FAX (908) 277-2038
August 21, 2006
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Mail Stop 6010
ATTN: Peggy Fisher, Assistant Director

RE:	Home Diagnostics, Inc. Registration Statement on Form S-1 — File Number 333-133713
Dear Ms. Fisher:
     On behalf of Home Diagnostics, Inc. (the “Registrant” or “HDI”), and pursuant to Rule 101(a)(2)(i) of Regulation S-T promulgated under the Securities Act of 1933, as amended (the “Securities Act”), transmitted herewith via EDGAR for filing with the Securities and Exchange Commission (the “SEC”) is a copy of Amendment No. 3 (“Amendment No. 3”) to the above referenced Registration Statement on Form S-1 (the “Form S-1”).
     This following discussion responds to comments relating to Amendment No. 2 to the Form S-1, filed on June 19, made by the staff (the “Staff”) of the SEC in its letter dated July 18, 2006 (the “Comment Letter”). The following responses are numbered to correspond to the numbering system employed in the Comment Letter. To facilitate reference, the Staff’s comments have been inserted first in italics under the topic headings. Please be advised that the use of the terms the “Company,” “we,” “us” and “our” refers to HDI.
     Sales and Marketing, page 50
1.	We note your response to prior comment 4. Expand the disclosure to briefly discuss the material terms of your July 2003 agreement with the McKesson Medical Surgical division and the status of your negotiations with McKesson in view of the expiration date. In addition, revise the risk factor on page 14 to describe the status of your contractual relationship with McKesson, and revise the MD&A to discuss the effect on future operations if the agreement is not renegotiated.

SATTERLEE STEPHENS BURKE & BURKE LLP
United States Securities and Exchange Commission
August 21, 2006

Company Response:
We recently renewed our agreement with the McKesson Medical Surgical division for another three-year term, and therefore believe that additional risk factor language is no longer required. We have however revised the disclosure in “Sales and marketing” and in “Management’s discussion and analysis of financial condition and results of operations” in response to the Staff’s comment.
     Certain Relationships and Related Transactions, page 75
2.	Please refer to prior comment 10. Please file the consulting agreement as an exhibit.
Company Response:
We have filed the consulting agreement as requested by the Staff.
     We have filed via EDGAR Amendment No. 3 contemporaneously with the filing of this letter. Amendment No. 3 updates the interim financial information to June 30, 2006, and incorporates responses to the Staff’s comments and other minor changes. Also we will send, via overnight courier, courtesy copies of this letter, as well as copies of Amendment No. 3 marked to show changes made therein in response to the Staff’s comments.
     If you have any questions or require any further information, please do not hesitate to contact the undersigned or Marybeth Riordan of this office, collect at (212) 818-9200.

Very truly yours, Edwin T. Markham

cc:	J. Richard Damron, Jr. (w/enc.) Gerald S. Tanenbaum (w/enc.)